Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 1(1) ($)	COMPENSATION ACTUALLY PAID TO PEO 1(1)(2)(3) ($)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 2(1) ($)	COMPENSATION ACTUALLY PAID TO PEO 2(1)(2)(3) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(1) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(1)(2)(3) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(4)		NET INCOME ($ THOUSANDS)	ADJUSTED EBIT ($ THOUSANDS)(5)
							TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	2,709,253	1,990,044	—	—	1,597,040	1,252,858	13.16	227.67	(81,120)	104,800
2023	2,720,691	1,589,888	—	—	1,465,981	945,280	24.44	168.05	(107,684)	116,823
2022	3,121,935	2,880,460	—	—	1,585,061	1,516,446	54.55	151.65	30,973	91,827
2021	1,317,980	116,822	—	—	1,164,640	571,782	74.51	127.58	(172,799)	(187,112)
2020	3,341,745	3,421,961	2,836,889	904,195	1,569,940	1,687,932	122.71	106.96	4,824	21,970
(1)
Frank N. D’Orazio has served as our PEO for each year presented after November 2020 (“PEO 1”) and J. Adam Abram was our PEO until November 2020 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran
Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Richard J. Schmitzer
Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	William K. Bowman
Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Michael J. Hoffmann
Robert P. Myron	Robert P. Myron		Michael J. Hoffmann

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for PEO 1 and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB Topic 718. Amounts in the Exclusion of Share Awards column are the totals from the Share Awards column set forth in the Summary Compensation Table.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 1 ($)	EXCLUSION OF SHARE AWARDS FOR PEO 1 ($)	INCLUSION OF EQUITY VALUES FOR PEO 1 ($)	COMPENSATION ACTUALLY PAID TO PEO 1 ($)
2024	2,709,253	(966,613)	247,404	1,990,044
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF SHARE AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2024	1,597,040	(495,983)	151,801	1,252,858
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR PEO 1 ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO 1 ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO 1 ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR PEO 1 ($)	TOTAL – INCLUSION OF EQUITY VALUES FOR PEO 1 ($)
2024	490,738	(258,731)	—	15,397	—	—	247,404
YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL – AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2024	251,805	(107,217)	—	7,213	—	—	151,801

(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance (the “S&P P&C Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and the S&P P&C Index, respectively.

(5)
As noted in the Compensation Discussion and Analysis, “Adjusted EBIT” is one of the financial metrics used to determine short-term compensation under our STI Plan. Adjusted EBIT is calculated as net income of the Company before interest and income taxes, and excluding the portion of favorable or unfavorable prior year reserve development for which the Company’s subsidiaries ceded the risk under retroactive reinsurance agreements and the related changes in the amortization of deferred gain. Please refer to the Compensation Discussion and Analysis for further discussion of the Committee’s calculation of Adjusted EBIT for the most recent fiscal year.

Company Selected Measure Name	ADJUSTEDEBIT
Named Executive Officers, Footnote
(1)
Frank N. D’Orazio has served as our PEO for each year presented after November 2020 (“PEO 1”) and J. Adam Abram was our PEO until November 2020 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran
Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Richard J. Schmitzer
Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	William K. Bowman
Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Michael J. Hoffmann
Robert P. Myron	Robert P. Myron		Michael J. Hoffmann

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance (the “S&P P&C Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and the S&P P&C Index, respectively.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for PEO 1 and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB Topic 718. Amounts in the Exclusion of Share Awards column are the totals from the Share Awards column set forth in the Summary Compensation Table.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 1 ($)	EXCLUSION OF SHARE AWARDS FOR PEO 1 ($)	INCLUSION OF EQUITY VALUES FOR PEO 1 ($)	COMPENSATION ACTUALLY PAID TO PEO 1 ($)
2024	2,709,253	(966,613)	247,404	1,990,044
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR PEO 1 ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO 1 ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO 1 ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR PEO 1 ($)	TOTAL – INCLUSION OF EQUITY VALUES FOR PEO 1 ($)
2024	490,738	(258,731)	—	15,397	—	—	247,404

Non-PEO NEO Average Total Compensation Amount	$ 1,597,040	$ 1,465,981	$ 1,585,061	$ 1,164,640	$ 1,569,940
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,252,858	945,280	1,516,446	571,782	1,687,932
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for PEO 1 and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB Topic 718. Amounts in the Exclusion of Share Awards column are the totals from the Share Awards column set forth in the Summary Compensation Table.
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF SHARE AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2024	1,597,040	(495,983)	151,801	1,252,858
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL – AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2024	251,805	(107,217)	—	7,213	—	—	151,801

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
PERFORMANCE MEASURES USED TO LINK COMPANY PERFORMANCE AND COMPENSATION ACTUALLY PAID TO NEOs
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2024:
•
Adjusted Combined Ratio

Adjusted EBIT

Since fewer than three financial performance measures were used by the Company to link compensation actually paid to the Company’s NEOs for the fiscal year ended December 31, 2024 to Company performance, we have listed all such measures that were used.

Total Shareholder Return Amount	$ 13.16	24.44	54.55	74.51	122.71
Peer Group Total Shareholder Return Amount	227.67	168.05	151.65	127.58	106.96
Net Income (Loss)	$ (81,120,000)	$ (107,684,000)	$ 30,973,000	$ (172,799,000)	$ 4,824,000
Company Selected Measure Amount	104,800,000	116,823,000	91,827,000	(187,112,000)	21,970,000
PEO Name	N. D’Orazio
NEO Name 1	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran
NEO Name 2	Richard J. Schmitzer	Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein
NEO Name 3	William K. Bowman	Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty
NEO Name 4	Michael J. Hoffmann	Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer
NEO Name 5		Michael J. Hoffmann		Robert P. Myron	Robert P. Myron
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Combined Ratio
Non-GAAP Measure Description
(5)
As noted in the Compensation Discussion and Analysis, “Adjusted EBIT” is one of the financial metrics used to determine short-term compensation under our STI Plan. Adjusted EBIT is calculated as net income of the Company before interest and income taxes, and excluding the portion of favorable or unfavorable prior year reserve development for which the Company’s subsidiaries ceded the risk under retroactive reinsurance agreements and the related changes in the amortization of deferred gain. Please refer to the Compensation Discussion and Analysis for further discussion of the Committee’s calculation of Adjusted EBIT for the most recent fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT
D 'ORAZIO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,709,253	$ 2,720,691	$ 3,121,935	$ 1,317,980	$ 3,341,745
PEO Actually Paid Compensation Amount	1,990,044	1,589,888	2,880,460	116,822	3,421,961
ABRAM [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,836,889
PEO Actually Paid Compensation Amount					$ 904,195
PEO | D 'ORAZIO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(966,613)
PEO | D 'ORAZIO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,404
PEO | D 'ORAZIO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	490,738
PEO | D 'ORAZIO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(258,731)
PEO | D 'ORAZIO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | D 'ORAZIO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,397
PEO | D 'ORAZIO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | D 'ORAZIO [Member] | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(495,983)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,801
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,805
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,217)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,213
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount